UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D

ASSET BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:   December 18, 2021 to January 18, 2022

Commission File Number of issuing entity:  333-190246-18

Central Index Key Number of issuing entity:  0001656088

JPMBB Commercial Mortgage Securities Trust 2015-C33
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-190246

Central Index Key Number of depositor:  0001013611

J.P. Morgan Chase Commercial Mortgage Securities Corp.
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0000835271

JPMorgan Chase Bank, National Association
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0000312070

Barclays Bank PLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541468

Ladder Capital Finance LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001567746

Redwood Commercial Mortgage Corporation
(Exact name of sponsor as specified in its charter)

Bradley J. Horn (212) 834-9708
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-3984612
38-3984613
38-7143658
(I.R.S. Employer Identification No.)

c/o Computershare Trust Company, N.A., as agent for
Wells Fargo Bank, National Association
9062 Old Annapolis Road
Columbia, MD 21045
(Address of principal executive offices of the issuing entity) (Zip Code)

(410) 884-2000
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1			X
A-2			X
A-3			X
A-4			X
A-SB			X
X-A			X
X-B			X
A-S			X
B			X
C			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On January 18, 2022 a distribution was made to holders of the certificates issued by JPMBB Commercial Mortgage Securities Trust 2015-C33.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

The following table presents the loss information for the trust assets for the JPMBB Commercial Mortgage Securities Trust 2015-C33 in accordance with Item 1100(b) as required by Item 1121(a)(9) of Regulation AB:

Loss Information as reported on January 18, 2022

Number of Delinquencies 30+ days	% of Delinquencies 30+ days by Pool Balance	Number of Loans/REOs with Losses	Average Net Loss
2	4.34%	1	$0.00

No assets securitized by J.P. Morgan Chase Commercial Mortgage Securities Corp. (the "Depositor") and held by JPMBB Commercial Mortgage Securities Trust 2015-C33 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period from December 18, 2021 to January 18, 2022.

The Depositor filed its most recent Form ABS-15G in accordance with Rule 15Ga-1 under the Exchange Act (a "Rule 15Ga-1 Form ABS-15G") on November 12, 2021. The CIK number for the Depositor is 0001013611.

JPMorgan Chase Bank, National Association filed its most recent Rule 15Ga-1 Form ABS-15G for this asset class on February 11, 2021. The CIK number for JPMorgan Chase Bank, National Association is 0000835271.

Barclays Bank PLC  filed its most recent Rule 15Ga-1 Form ABS-15G on November 10, 2021. The CIK number for Barclays Bank PLC  is 0000312070.

Ladder Capital Finance LLC filed its most recent Rule 15Ga-1 Form ABS-15G on February 3, 2021. The CIK number for Ladder Capital Finance LLC is 0001541468.

Redwood Commercial Mortgage Corporation filed its most recent Rule 15Ga-1 Form ABS-15G on January 26, 2022. The CIK number for Redwood Commercial Mortgage Corporation is 0001567746.

Part II - OTHER INFORMATION

Item 6. Significant Obligors of Pool Assets.

The 32 Avenue of the Americas Mortgage Loan (Loan #1 on Annex A-1 to the Prospectus Supplement of the registrant relating to the issuing entity filed on November 30, 2015 pursuant to Rule 424(b)(2) (the "Prospectus Supplement")) constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB, as disclosed in the Prospectus Supplement. In accordance with Item 1122(b)(1) of Regulation AB, the most recent unaudited net operating income of the significant obligor is $28,240,587.05 for the period of January 1, 2021 through September 30, 2021.

Item 7. Change in Sponsor Interest in the Securities.

None

Item 9. Other Information.

Wells Fargo Bank, N.A., in its capacity as Master Servicer for JPMBB Commercial Mortgage Securities Trust 2015-C33, affirms the following amounts in the respective accounts:

Certificate Account Beginning and Ending Balance
Prior Distribution Date	12/17/2021	$0.00
Current Distribution Date	01/18/2022	$0.00

*REO Account Beginning and Ending Balance
Prior Distribution Date	12/17/2021	$0.00
Current Distribution Date	01/18/2022	$0.00
*As provided by Special Servicer

Computershare Trust Company, N.A., as agent for Wells Fargo Bank, N.A., in its capacity as Certificate Administrator for JPMBB Commercial Mortgage Securities Trust 2015-C33, affirms the following amounts in the respective accounts:

Distribution Account Beginning and Ending Balance
Prior Distribution Date	12/17/2021	$3,120.47
Current Distribution Date	01/18/2022	$89,924.77

Interest Reserve Account Beginning and Ending Balance
Prior Distribution Date	12/17/2021	$0.00
Current Distribution Date	01/18/2022	$86,696.41

Gain-on-Sale Reserve Account Beginning and Ending Balance
Prior Distribution Date	12/17/2021	$0.00
Current Distribution Date	01/18/2022	$0.00

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1) Monthly report distributed to holders of the certificates issued by JPMBB Commercial Mortgage Securities Trust 2015-C33, relating to the January 18, 2022 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

J.P. Morgan Chase Commercial Mortgage Securities Corp.
(Depositor)

/s/ Bradley J. Horn
Bradley J. Horn, Executive Director

Date: February 1, 2022